STOCKHOLDERS' EQUITY (DEFICIT) (Details) - Warrant [Member]	Nov. 30, 2020 $ / shares yr	Nov. 30, 2019 $ / shares yr
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Measurement input	0.0035	0.0169
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Measurement input	0.0157	0.0305
Measurement Input, Expected Dividend Rate [Member]
Measurement input	0	0
Measurement Input, Price Volatility [Member] | Minimum [Member]
Measurement input	0.9828	1.50
Measurement Input, Price Volatility [Member] | Maximum [Member]
Measurement input	1.0993	1.59
Measurement Input, Expected Term [Member] | Minimum [Member]
Measurement input | yr	3.54	4.35
Measurement Input, Expected Term [Member] | Maximum [Member]
Measurement input | yr	3.77	5
Measurement Input, Exercise Price [Member]
Measurement input	0.25	0.25
Measurement Input, Market Price [Member]
Measurement input	0.25
Measurement Input, Market Price [Member] | Minimum [Member]
Measurement input		0.14
Measurement Input, Market Price [Member] | Maximum [Member]
Measurement input		0.16